Unit Activity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Aug. 12, 2015
Common Units [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased	180,906
Partners capital account weighted average purchase price	$ 12.71
Common Units [Member] | KNOT [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased	180,906
Common Units [Member] | General Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased	90,368
Maximum [Member]
Class of Stock [Line Items]
Partnership authorized to repurchase common units		666,667
General Partner authorized to repurchase common units		333,333